Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Loeb King Trust
Prospectus Date	rr_ProspectusDate	Mar. 28, 2014
Loeb King Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loeb King Alternative Strategies Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Loeb King Alternative Strategies Fund (the “Alternative Strategies Fund” or the “Fund”) seeks positive absolute returns and income with lower volatility than global capital markets and traditional investment strategies.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve the Fund’s investment objective, the Adviser utilizes a variety of alternative investment strategies, including, but not limited to, merger arbitrage, event-driven value, long/short equity, capital structure arbitrage, high dividend-yielding equities, distressed/high-yield, and buy-write (each described below). Some of these strategies produce varying levels of income depending on the capital market environment. The Adviser has the sole discretion to allocate the Fund’s assets among various strategies, which include the principal strategies described in the following paragraphs.

•	Merger Arbitrage. The Fund may purchase equity securities or options of companies that are the subject of tender offers, mergers, acquisition attempts, exchange offers or other forms of corporate reorganizations or restructurings. Merger arbitrage attempts to profit from the successful completion of such transactions by realizing the difference between the market price paid for securities of the target company and the value ultimately realized from the transaction, plus any dividends and interest received, and less transaction costs such as brokers’ commissions and interest and dividend expense. The Fund may purchase the common stock of a target company when the Adviser expects that the target company’s stock will appreciate as a result of the event and may sell short the stock of the acquiring company when the Adviser expects that the acquiring company’s stock will decrease in value. Purchases of the target company’s stock and short sales of the acquiring company’s stock are intended to result in capturing the “spread” of the transaction for profit, which spread may narrow as the transaction moves towards completion. Often, the profit potential in merger arbitrage is determined by the consummation of the transaction, rather than stock price movement, as the short sale of the acquiring company’s stock and long position in the target company’s stock move in the same direction and the Fund seeks to capture the spread, or the difference between the purchase price and the ultimate value of the transaction, regardless of appreciation or depreciation in the stock price of the acquiring company. The Fund will also purchase securities that are the subject of cash takeovers and tender offers, attempting to realize the difference between the purchase price and the takeover price. Further, the Fund will also bet against the abovementioned restructurings by shorting securities that may be the subject of a takeover or restructuring. The Adviser expects that the Fund will engage in speculative merger arbitrage, which generally refers to the trading of securities of companies that the Adviser believes will become involved in a merger or restructuring. The Fund may also buy or write (sell) call or put options on the common stock of the target or acquiring company as part of this strategy.

•	Event-Driven Value. The Fund may invest in securities the value of which is to some extent predicated on an event or series of events taking place. Such events may include the issuance of special dividends, conclusion of material litigation, approval or disapproval of a product by a regulator, organized stock buyback, sale of a business unit, liquidation, product restructuring, emergence from bankruptcy, management change or some other significant development that is likely to have a material impact on the stock price of the issuer. With respect to this strategy, the Adviser may focus its analysis on the likelihood of the event(s) taking place, as well as on conducting fundamental bottom-up analysis on the subject company. To mitigate market risk associated with this strategy, the Fund may employ hedging strategies involving options, exchange-traded funds (“ETFs”) and short positions to reduce the Fund’s exposure to general market movements.

•	Long/Short Equity. The Fund may take long positions in equity securities that the Adviser believes are undervalued and expected to appreciate and short positions in equity securities that the Adviser believes are overvalued and expected to decrease in value. The Adviser places emphasis on its analysis with respect to this strategy on an event or events that the Adviser expects to drive returns regardless of the expected direction of the broader equity market. An important part of this strategy also involves fundamental analysis, for which the Adviser utilizes in-depth research to determine a security’s perceived undervaluation or overvaluation. This fundamental analysis may include comparing certain statistics regarding the issuer (e.g., valuation) to the issuer’s peer companies, discounted cash flow analysis, management team analysis and balance sheet analysis. To mitigate market risk associated with this strategy, the Fund may employ hedging strategies involving options, ETFs and short positions to reduce the Fund’s exposure to general market movements. The Fund may also buy or write (sell) call or put options on equity securities or indices as part of this strategy.

•	Capital Structure Arbitrage. The Fund may simultaneously purchase one security and sell short another security issued by the same company when the Adviser believes that various pricing inefficiencies between the securities exist. A common example of this strategy is the ownership of a bond and a simultaneous short position in another bond or stock of the same issuer. Another example may include the purchase of one class of common stock and the sale of a different class issued by the same company when the Adviser expects the pricing disparity between the two securities will converge. The Fund may also buy or write (sell) call or put options on equity securities as part of this strategy.

•	High Dividend-Yielding Equities. The Fund may invest in companies that have historically issued high dividend payments to their shareholders or in companies that the Adviser expects will begin issuing such distributions. The Adviser will perform fundamental analysis on the subject company in determining the expected stability of such dividend payments.

•	Distressed/High-Yield. The Fund may invest in, or sell short, the equity, fixed-income securities, syndicated bank debt or other obligations of companies where the price of such investments has been, or the Adviser expects will be, affected by a distressed situation (“Distressed Investments”). Such distressed companies may be the subject of reorganizations, bankruptcies, distressed sales or other corporate restructurings or adverse events. Fixed-income securities and other debt obligations (collectively, “Debt Obligations”) that are Distressed Investments may have varying maturities and durations and may have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (commonly referred to as “junk bonds” or “high-yield bonds”). Distressed Investments may be secured or unsecured, or have various rankings (such as senior or subordinate) to other Debt Obligations of the same issuer. The Fund may also invest in performing or stressed corporate debt bonds and loans with varying maturities that are either rated below investment grade or have received no rating.

•	Buy-Write. The Fund may write (sell) call options on securities held by the Fund and receive a premium for writing (selling) such options. When the Fund writes (sells) call options on a security held by the Fund, the risks to the Fund of a decrease in the value of its long position are reduced, as is the Fund’s opportunity to benefit from further appreciation of the security’s price. The Fund may also “overwrite” certain positions, meaning that the Fund may write call or put options that are greater in share equivalency than the number of shares owned or sold short by the Fund. With respect to this strategy, the Adviser focuses its analysis on implied volatility, strike price, amount of premium, time to expiration of options and other factors, including without limitation the over- or undervaluation of the underlying security as determined by the Adviser.

The Adviser will allocate the Fund’s assets in U.S. and foreign (including emerging markets) equity securities and Debt Obligations, other investment companies (including ETFs) and derivative instruments. The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Depositary receipts may be purchased through facilities that are “sponsored” (established jointly by the issuer of the underlying security and a depositary) or “unsponsored” (established without participation by the issuer of the underlying security). Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

The Fund uses derivative instruments when the Adviser believes that doing so is more advantageous for the Fund than investing directly in the underlying securities described above. Derivative instruments used by the Fund include buying and writing (selling) options and entering into futures contracts, swap agreements and contracts for differences (“CFDs”) with respect to individual equity securities, securities indices or currencies. Such derivatives may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or “hedge,” against market volatilities and other risks, such as currency fluctuations that may diminish the value of certain foreign investments. The Fund may invest up to 50% of its net assets in options on individual equity securities and securities indices, up to 45% of its net assets in swap agreements and up to 20% of its net assets in futures contracts.

The Adviser expects that derivatives used as a substitute for making direct investments in the underlying instruments will have similar economic characteristics to such underlying instruments. While the Adviser expects that the performance of such derivatives will be highly correlated with the performance of the underlying instruments, the performance of such derivatives may be affected by factors that do not affect the performance of the underlying instrument, such as transactional expenses.

The Adviser will select counterparties for the Fund’s transactions in swap agreements and CFDs based on the size of the counterparty and the volume of the counterparty’s transaction business. The Adviser monitors the Fund’s counterparty exposure and generally expects that the Fund will utilize a single counterparty for its swap agreements and CFD transactions.

The Fund may invest both long and short in equity securities of companies with market capitalizations of any size, including securities of small or mid-sized companies. Under normal circumstances, the Adviser expects that approximately 60% of the Fund’s net assets will be invested in equity and equity-linked securities including common stock, preferred stock, REITs and other investment companies (including ETFs) that invest in equity securities. Under normal circumstances, the Fund will invest no more than 80% of its total assets in short sales of individual equity securities and securities indices. The Fund may invest in securities denominated in U.S. dollars or foreign currencies (including that of issuers located in emerging markets). From time to time, the Fund may invest in excess of 60% of its net assets in Debt Obligations.

Derivatives and short sale transactions involve the use of leverage. Accordingly, the Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal and collateral requirements.

Macro Hedging Program. The Adviser may engage in macro hedging to dampen the effects of beta (general market movements) on the portfolio. This hedging program generally includes establishing a notional value of a hedge using ETFs and derivative instruments, such as options. The Adviser regards this as an important tool in staying invested. The Adviser expects that a macro hedging program will help to reduce the Fund’s volatility and losses during market downturns.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•	Borrowing Risk. If the Fund borrows money from banks or other financial institutions to purchase securities, the Fund’s exposure to fluctuations in the prices of these securities is increased in relation to the extent of its borrowing.

•	Currency and Forward Currency Contracts Risk. While the Fund often makes an attempt to hedge currency risk, changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency.

•	Debt Obligations Risk. Debt Obligations may lose value because of interest rate changes. Debt Obligations with longer maturities are subject to greater price shifts as a result of interest rate changes than those with shorter maturities. Debt Obligations are also generally subject to credit risk that an issuer will not make timely payments of principal and interest. Limited trading opportunities for certain Debt Obligations may make it more difficult to sell or buy the security at a favorable price or time. Certain Debt Obligations, such as leveraged loans that hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future company debt or take other action detrimental to the holders of the Debt Obligations. Debt Obligations are also subject to the risk that the value of the collateral, if any, securing the Debt Obligation may decline, may be insufficient to meet the obligations of the borrower or be difficult to liquidate.

•	Distressed and High-Yield Investments Risk. Distressed Investments, including high-yield bonds, are generally more likely to become worthless than investments linked to more financially stable companies. Distressed Investments are also subject to increased liquidity risk and changes in value based on fundamental considerations or public perception of the issuer. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Distressed companies are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

•	Equity Securities Risk. Equity securities and equity-linked derivative instruments are susceptible to general equity market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•	ETF Risk. The market price of an ETF’s shares may trade at a discount to their net asset value and an active trading market for an ETF’s shares may not develop or be maintained. An ETF that tries to track an underlying index may not be successful at doing so.

•	Event Risk. Investments in companies that the Adviser expects will be involved in a corporate event carry the risk that the expected event or transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance.

•	Foreign and Emerging Market Securities Risk. Investments in foreign issuers involve risks not generally associated with investments in the securities of U.S. companies, including changes in unstable political, social and economic conditions, a lack of adequate or accurate issuer information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. These risks may be greater in emerging markets and less-developed countries.

•	Futures Contract Risk. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. The market for futures contracts may be, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such futures contracts.

•	General Market Risk. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. The market value of a security or other investment may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security or other investment to be worth less than the price originally paid for it, or less than it was worth at an earlier time. U.S. and international markets have experienced significant volatility in recent years. Recent political and economic events in Euro-zone countries in particular could have an adverse effect on the Fund’s investments in companies in this region. The securities markets have experienced reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties, all of which may increase the risk of investing in securities held by the Fund. Regulatory, judicial and legislative changes made in response to these events have resulted in changes to the tax, banking and financial policies in the U.S. and elsewhere. Such changes may have adverse effects on financial markets in general, as well as investments made by the Fund.

•	High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) may result in increased brokerage transaction costs which may lower the Fund’s returns. Furthermore, a high portfolio turnover may result in the realization by the Fund, and the distribution to shareholders, of a greater amount of short-term capital gain (taxed at ordinary income rates) than if the Fund had a lower portfolio turnover rate.

•	Liquidity Risk. During times of market stress, certain investments that were previously liquid may become illiquid for an unknown period of time. For Debt Obligations that have not received any credit ratings, have received ratings below investment grade or are not widely held, trading opportunities are more limited. Derivative instruments on such Debt Obligations may also be or become illiquid. Additionally, securities issued by smaller companies may be or become illiquid. Consequently, the Fund may have to accept a lower price to sell such investments, sell other investments to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. These features make it more difficult to sell or buy an investment at a favorable price or time. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open and it could incur losses, or, in certain circumstances, be unable to meet requests for redemptions on a timely basis.

•	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. Additionally, the Adviser has not previously managed a registered investment company.

•	Market Dislocation Risk. Substantial dislocations caused by macro-economic or political events can cause severe and protracted disruption in the markets for virtually all securities in which the Fund invests. These circumstances can affect not only securities markets, but the financial institutions that provide liquidity to these markets. In the most severe situations, a Fund shareholder’s ability to redeem its shares of the Fund may be delayed.

•	New Fund Risk. There can be no assurance that the Fund will grow or maintain an economically viable size.

•	Options Risk. Options and options on futures contracts are subject to the same risks as their underlying investments, but also may involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In addition, the value of an option may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets. Option positions held may expire worthless, exposing the Fund to potentially significant losses.

•	Other Investment Companies Risk. To the extent the Fund invests in the shares of other investment companies, you will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.

•	Security Selection Risk. The Adviser may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

•	Short Sales Risk. Short-sale strategies are riskier than long investment strategies. The Fund could incur potentially unlimited losses. If the value of a security sold short increases, the Fund will incur a loss because it will have to purchase the security at a higher price.

•	Small and Mid-Sized Company Risk. Securities of small and mid-sized companies may be more volatile and less liquid than the securities of larger companies.

•	Swap Agreement Risk. A swap contract may not be assigned without the consent of the counterparty, which may result in losses in the event of a default or bankruptcy of the counterparty.

•	Tax Risk. There is the risk that some Fund investment strategies, including transactions in options and futures contracts, may be subject to special and complex tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, convert long-term capital gain into short-term capital gain or convert short-term capital losses into long-term capital losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus. Updated performance information will be available on the Fund’s website at www.loebkingfunds.com or by calling the Fund toll-free at the number on the cover of this Prospectus.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loebkingfunds.com
Loeb King Alternative Strategies Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Dividends on Short Sales	rr_Component1OtherExpensesOverAssets	1.43%	[1]
Additional Other Expenses	rr_Component2OtherExpensesOverAssets	0.94%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	2.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.20%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.75%
One Year	rr_ExpenseExampleYear01	$ 377
Three Years	rr_ExpenseExampleYear03	1,235
Loeb King Alternative Strategies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Dividends on Short Sales	rr_Component1OtherExpensesOverAssets	1.43%	[1]
Additional Other Expenses	rr_Component2OtherExpensesOverAssets	0.94%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	2.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.95%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.50%
One Year	rr_ExpenseExampleYear01	353
Three Years	rr_ExpenseExampleYear03	$ 1,163

[1]	Estimated for the Fund's current fiscal year.
[2]	The Adviser has contractually agreed to waive its fees or reimburse Fund expenses until at least December 31, 2015, to ensure that Total Annual Fund Operating Expenses (exclusive of interest, taxes, acquired fund fees and expenses, distribution and/or service (12b-1) fees, borrowing costs, dividend and interest expenses on short positions, brokerage commissions, transaction costs and extraordinary expenses and inclusive of organizational expenses) will not exceed 1.99% of the Fund's average daily net assets. The Adviser is permitted to recoup waived fees and expense reimbursements made during the prior three fiscal years, subject to the foregoing expense limits. This arrangement can be terminated only by, or with the consent of, the Trust's Board of Trustees.